UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	Vanguard Windsor Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 30

Date of reporting period:	January 31, 2009

Item 1:	Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (94.1%)
Consumer Discretionary (12.2%)
	Home Depot, Inc.	6,097,800	131,286
	Comcast Corp. Special Class A	9,344,500	129,702
	Comcast Corp. Class A	8,201,200	120,147
[1]	MDC Holdings, Inc.	3,177,926	97,372
*,2	Buck Holdings, LP, Private Placement Shares	89,488,365	95,752
	VF Corp.	1,700,400	95,256
*	Toll Brothers, Inc.	5,336,700	90,831
	TJX Cos., Inc.	3,761,900	73,056
	Staples, Inc.	4,461,400	71,115
	Time Warner, Inc.	6,307,900	58,853
	Virgin Media Inc.	12,722,200	57,759
	News Corp., Class A	5,475,172	34,986
*	Viacom Inc. Class B	1,497,700	22,091
	J.C. Penney Co., Inc. (Holding Co.)	1,308,700	21,921
	CBS Corp.	3,215,000	18,390
	Lowe's Cos., Inc.	1,000,000	18,270
	Limited Brands, Inc.	1,891,632	14,982
	Macy's Inc.	1,574,274	14,090
	Gannett Co., Inc.	2,350,000	13,559
	Magna International, Inc. Class A	430,800	11,989
	Autoliv, Inc.	600,000	11,034
	Black & Decker Corp.	130,877	3,784
	KB Home	126,579	1,350
	Centex Corp.	44,778	381
*	R.H. Donnelley Corp.	398,679	125

			1,208,081
Consumer Staples (9.3%)
	Japan Tobacco, Inc.	46,103	132,555
	The Kroger Co.	4,381,050	98,574
	Unilever NV	3,406,818	75,097
*	Dean Foods Co.	3,865,484	74,758
	Wal-Mart Stores, Inc.	1,460,400	68,814
	Philip Morris International Inc.	1,624,800	60,361
	The Procter & Gamble Co.	1,040,127	56,687
	Safeway, Inc.	2,578,900	55,266
	Archer-Daniels-Midland Co.	1,735,517	47,518
	Altria Group, Inc.	2,049,800	33,904
	Bunge Ltd.	773,900	33,231
	Sara Lee Corp.	2,950,000	29,589
*	Perdigao SA ADR	1,044,300	28,332
	Perdigao SA	1,977,700	27,279
*,^	Marine Harvest	118,578,000	25,585
	Coca-Cola Enterprises, Inc.	2,228,000	25,020
	SuperValu Inc.	1,411,900	24,765

	Molson Coors Brewing Co. Class B	270,000	10,873
	J.M. Smucker Co.	197,671	8,925
	Tyson Foods, Inc.	369,349	3,269

			920,402
Energy (15.0%)
	ExxonMobil Corp.	3,310,900	253,218
	Apache Corp.	2,134,700	160,102
	Chevron Corp.	1,963,800	138,487
	BP PLC ADR	2,977,900	126,471
	Noble Energy, Inc.	2,353,500	115,157
	EnCana Corp. (New York Shares)	2,057,738	91,240
	Baker Hughes Inc.	2,627,900	87,562
*	Newfield Exploration Co.	4,554,500	87,401
	ConocoPhillips Co.	1,660,998	78,947
	Canadian Natural Resources Ltd. (New York Shares)	1,884,600	66,997
	Devon Energy Corp.	886,132	54,586
	Total SA ADR	973,100	48,441
	Talisman Energy, Inc.	4,707,700	44,441
*	Transocean Ltd.	812,901	44,401
	Royal Dutch Shell PLC ADR Class A	880,000	43,322
	Petroleo Brasileiro SA Series A ADR	1,468,500	31,808
	Petroleo Brasileiro SA ADR	457,600	11,989

			1,484,570
Exchange-Traded Funds (1.0%)
[3]	Vanguard Value ETF	1,689,100	61,804
[3]	Vanguard Total Stock Market ETF	892,000	36,697

			98,501
Financials (16.5%)
	Ace Ltd.	5,911,100	258,079
	JPMorgan Chase & Co.	8,729,250	222,683
	The Goldman Sachs Group, Inc.	2,098,100	169,380
	Wells Fargo & Co.	7,473,400	141,247
	PartnerRe Ltd.	1,746,300	114,435
	Bank of America Corp.	16,575,687	109,068
	Annaly Capital Management Inc. REIT	4,921,700	74,514
*	TD Ameritrade Holding Corp.	6,312,600	70,954
	Ameriprise Financial, Inc.	3,414,700	68,806
	MetLife, Inc.	1,742,000	50,048
	Invesco, Ltd.	4,095,254	48,283
	Morgan Stanley	2,375,000	48,046
	The Travelers Cos., Inc.	1,121,500	43,335
*	UBS AG (New York Shares)	3,345,710	41,654
	The Allstate Corp.	1,825,000	39,548
	RenaissanceRe Holdings Ltd.	657,250	29,372
	The Hartford Financial Services Group Inc.	1,557,200	20,493
	Fidelity National Financial, Inc. Class A	975,000	14,254
	Deutsche Bank AG	545,000	13,979
	Capital One Financial Corp.	666,400	10,556
	SunTrust Banks, Inc.	830,000	10,176
	Fifth Third Bancorp	2,912,900	6,962
	Citigroup Inc.	1,895,100	6,728

	American International Group, Inc.	4,407,800	5,642
	Genworth Financial Inc.	1,910,000	4,431
	XL Capital Ltd. Class A	1,430,000	4,147
*	Dime Bancorp Inc.-Litigation Tracking Warrants	6,716,867	67

			1,626,887
Health Care (16.1%)
	Schering-Plough Corp.	18,091,409	317,685
	Wyeth	4,995,400	214,652
*	Amgen Inc.	2,726,200	149,532
	UnitedHealth Group Inc.	5,033,100	142,588
	Pfizer Inc.	9,355,000	136,396
	Cardinal Health, Inc.	2,863,000	107,792
	Covidien Ltd.	2,608,675	100,017
	Johnson & Johnson	1,415,000	81,631
	Merck & Co., Inc.	2,834,600	80,928
	Medtronic, Inc.	1,739,500	58,256
	CIGNA Corp.	3,122,100	54,200
	Aetna Inc.	1,117,000	34,627
*	Laboratory Corp. of America Holdings	503,200	29,789
	Eli Lilly & Co.	750,000	27,615
	Sanofi-Aventis ADR	906,000	25,522
	Bristol-Myers Squibb Co.	750,000	16,058
*	Humana Inc.	148,600	5,636
	McKesson Corp.	76,400	3,377

			1,586,301
Industrials (7.1%)
*	Delta Air Lines Inc.	27,557,100	190,144
	General Electric Co.	10,077,000	122,234
	Lockheed Martin Corp.	1,084,500	88,972
	Deere & Co.	2,507,400	87,107
	Waste Management, Inc.	2,189,100	68,278
	Pentair, Inc.	2,736,600	62,586
	Dover Corp.	2,183,900	61,761
	Tyco International, Ltd.	425,000	8,934
	Textron, Inc.	473,475	4,275
	Caterpillar, Inc.	64,125	1,978

			696,269
Information Technology (9.2%)
*	Cisco Systems, Inc.	10,970,600	164,230
*,1	Arrow Electronics, Inc.	8,059,750	153,699
	Corning, Inc.	12,121,060	122,544
	Microsoft Corp.	6,447,800	110,257
	Applied Materials, Inc.	7,350,900	68,878
*	Flextronics International Ltd.	17,088,700	44,602
	Motorola, Inc.	8,645,640	38,300
	LM Ericsson Telephone Co. ADR Class B	4,510,555	36,039
	International Business Machines Corp.	312,700	28,659
*	Western Digital Corp.	1,825,000	26,791
*	SAIC, Inc.	1,224,600	24,174
*	Symantec Corp.	1,400,000	21,462
	Nokia Corp. ADR	1,725,000	21,166

*	Dell Inc.	2,211,600	21,010
*	NVIDIA Corp.	2,313,405	18,392
	Tyco Electronics Ltd.	425,000	6,018
*	Sanmina-SCI Corp.	6,372,256	2,103

			908,324
Materials (3.7%)
*	Owens-Illinois, Inc.	4,294,200	81,590
	Rexam PLC	13,685,916	61,460
	Celanese Corp. Series A	5,145,050	54,795
	The Mosaic Co.	1,307,800	46,649
	Syngenta AG ADR	1,013,900	39,157
	Companhia Vale do Rio Doce ADR	2,584,800	36,471
	Agrium, Inc.	1,015,800	33,999
	Eastman Chemical Co.	446,000	11,574

			365,695
Telecommunication Services (2.4%)
	AT&T Inc.	6,260,717	154,139
	Verizon Communications Inc.	1,677,000	50,092
*	Sprint Nextel Corp.	11,690,398	28,408

			232,639
Utilities (1.6%)
	PG&E Corp.	1,154,600	44,648
	Northeast Utilities	1,857,600	44,211
	American Electric Power Co., Inc.	1,055,300	33,084
	Dominion Resources, Inc.	509,700	17,931
*	Reliant Energy, Inc.	2,110,942	10,745
	Entergy Corp.	124,600	9,514

			160,133
Total Common Stocks (Cost $13,415,258)			9,287,802

		Coupon	Maturity Date	Shares	Market Value ($000)
Temporary Cash Investments (6.7%)
Money Market Fund (4.3%)
[4,5]	Vanguard Market Liquidity Fund	0.780%	2/2/09	422,745,253	422,745
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.9%)
	Banc of America Securities, LLC (Dated 1/31/09, Repurchase Value $191,304,000, collateralized by Federal National Mortgage Assn. 5.000%, 7/1/35)	0.280%	2/2/09	191,300	191,300
U.S. Agency Obligations (0.5%)
[6,7]	Federal Home Loan Bank	0.451%	5/26/09	5,000	4,993
[6,7]	Federal Home Loan Mortgage Corp.	1.204%	2/23/09	30,000	29,996
[6,7]	Federal Home Loan Mortgage Corp.	1.307%	4/14/09	10,000	9,993
					44,982
Total Temporary Cash Investments (Cost $658,990)					659,027

Total Investments (100.8%) (Cost $14,074,248)	9,946,829
Other Assets and Liabilities-Net (-0.8%)[5]	(76,532)
Net Assets (100%)	9,870,297

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,469,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Restricted security represents 0.97% of net assets.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $29,868,000 of collateral received for securities on loan.
6	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
7	Securities with a value of $44,982,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2009, the cost of investment securities for tax purposes was $14,074,248,000. Net unrealized depreciation of investment securities for tax purposes was $4,127,419,000, consisting of unrealized gains of $620,548,000 on securities that had risen in value since their purchase and $4,747,967,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.3% and 3.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2009, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
	Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
	E-mini S&P 500 Index	5,655	232,562	(2,837)
	S&P 500 Index	332	68,268	(4,425)
	S&P MidCap 400 Index	42	10,443	(282)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.
		Current Period Transactions
	October 31, 2008		Proceeds from		January 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics, Inc.	148,768	4,530	10,782	-	153,699
Delta Air Lines Inc.	318,614	4,010	21,286	-	NA¹
MDC Holdings, Inc.	93,126	15,489	2,306	720	97,372

	560,508			720	251,071

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

¹At January 31, 2009, the security is still held but the issuer is no longer an affiliated company of the fund.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	9,320,097	(7,544)
Level 2- Other significant observable inputs	530,980	-
Level 3- Significant unobservable inputs	95,752	-
Total	9,946,829	(7,544)

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2009:

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of October 31, 2008	94,849
Change in Unrealized Appreciation (Depreciation)	903
Balance as of January 31, 2009	95,752

Vanguard Windsor II Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (94.0%)
Consumer Discretionary (5.1%)
	Carnival Corp.	17,355,400	315,695
	Comcast Corp. Special Class A	11,156,840	154,857
	Sherwin-Williams Co.	3,130,800	149,496
[1]	Wyndham Worldwide Corp.	18,754,982	114,968
[1]	Service Corp. International	25,080,100	114,114
	The Gap, Inc.	7,658,600	86,389
	CBS Corp.	14,723,600	84,219
	Home Depot, Inc.	2,532,729	54,530
*	Starbucks Corp.	4,819,400	45,495
	Lowe's Cos., Inc.	2,359,900	43,115
	J.C. Penney Co., Inc. (Holding Co.)	1,995,800	33,430
	Tiffany & Co.	1,406,400	29,183
	Mattel, Inc.	1,573,700	22,331
*	Interpublic Group of Cos., Inc.	4,519,800	15,051
	Time Warner, Inc.	1,237,399	11,545
	Limited Brands, Inc.	1,220,900	9,669
	VF Corp.	133,700	7,490
	The Walt Disney Co.	329,000	6,804
*	DISH Network Corp.	458,100	5,882
	H & R Block, Inc.	274,500	5,690
*,^	Ford Motor Co.	2,696,700	5,043
	Black & Decker Corp.	140,300	4,056
	Autoliv, Inc.	207,832	3,822
*	Liberty Media Corp.	203,900	3,742
	Pulte Homes, Inc.	320,400	3,252
	News Corp., Class A	503,758	3,219
	Ross Stores, Inc.	93,000	2,736
	Whirlpool Corp.	66,700	2,230
	Genuine Parts Co.	36,400	1,165
*	Time Warner Cable, Inc.	54,200	1,010
	RadioShack Corp.	56,400	646
	WABCO Holdings Inc.	37,000	553
	KB Home	38,000	405
	Hasbro, Inc.	6,300	152
	Foot Locker, Inc.	14,800	109
	Lennar Corp. Class A	12,600	97
	Family Dollar Stores, Inc.	1,725	48

			1,342,238
Consumer Staples (11.9%)
	Imperial Tobacco Group ADR	13,840,000	757,048
	Philip Morris International Inc.	17,594,400	653,632
	Diageo PLC ADR	7,768,500	422,140
	Kraft Foods Inc.	11,009,231	308,809
	Altria Group, Inc.	15,242,299	252,108

	CVS Caremark Corp.	4,354,280	117,043
	Reynolds American Inc.	2,563,200	97,863
	The Coca-Cola Co.	2,061,799	88,080
	Molson Coors Brewing Co. Class B	1,966,500	79,191
	Kimberly-Clark Corp.	1,454,477	74,862
	Wal-Mart Stores, Inc.	1,307,500	61,609
	The Procter & Gamble Co.	1,065,456	58,067
	Walgreen Co.	1,727,000	47,337
	The Kroger Co.	1,953,400	43,951
	Safeway, Inc.	1,652,600	35,415
	Archer-Daniels-Midland Co.	526,100	14,405
	Lorillard, Inc.	241,200	14,342
	H.J. Heinz Co.	222,100	8,107
	Unilever PLC ADR	286,300	6,276
	Campbell Soup Co.	198,800	6,037
	General Mills, Inc.	77,600	4,590
	ConAgra Foods, Inc.	155,356	2,657
	PepsiAmericas, Inc.	31,800	513
	J.M. Smucker Co.	3,667	166

			3,154,248
Energy (11.5%)
	Occidental Petroleum Corp.	16,902,400	922,026
	ConocoPhillips Co.	14,573,957	692,700
[1]	Spectra Energy Corp.	32,337,100	469,211
	ExxonMobil Corp.	4,495,594	343,823
	Chevron Corp.	2,550,829	179,885
	Apache Corp.	1,161,870	87,140
	Royal Dutch Shell PLC ADR Class B	1,237,900	59,209
	Marathon Oil Corp.	2,028,700	55,242
	BJ Services Co.	4,611,300	50,724
	Devon Energy Corp.	731,802	45,079
	El Paso Corp.	5,109,550	41,796
	Hess Corp.	555,800	30,908
	Massey Energy Co.	1,481,700	22,492
	Baker Hughes Inc.	465,000	15,494
	Anadarko Petroleum Corp.	225,700	8,292
	Valero Energy Corp.	271,100	6,539
	Peabody Energy Corp.	247,200	6,180
*	Plains Exploration & Production Co.	274,300	5,793
	Tesoro Corp.	230,656	3,974
	Chesapeake Energy Corp.	181,300	2,867
	Sunoco, Inc.	43,200	2,001
	ENSCO International, Inc.	65,100	1,781
	Murphy Oil Corp.	12,500	552
	Cimarex Energy Co.	13,200	328
*	Alpha Natural Resources, Inc.	12,300	201
*	Forest Oil Corp.	13,200	198
	Williams Cos., Inc.	5,300	75

			3,054,510
Exchange-Traded Funds (0.8%)
[2]	Vanguard Total Stock Market ETF	3,197,800	131,557

[2]	Vanguard Value ETF	2,511,200	91,885

			223,442
Financials (10.5%)
	JPMorgan Chase & Co.	26,207,650	668,557
	Wells Fargo & Co.	15,757,242	297,812
	American Express Co.	15,519,110	259,635
*	SLM Corp.	21,128,300	241,919
	Bank of America Corp.	31,043,569	204,267
	Capital One Financial Corp.	9,823,800	155,609
	Citigroup Inc.	30,383,141	107,860
	The Travelers Cos., Inc.	2,320,300	89,656
	PNC Financial Services Group	2,716,723	88,348
	The Allstate Corp.	3,164,015	68,564
	PartnerRe Ltd.	989,900	64,868
	Public Storage, Inc. REIT	972,329	60,158
	MetLife, Inc.	1,974,386	56,724
	Ameriprise Financial, Inc.	2,487,800	50,129
	XL Capital Ltd. Class A	15,194,000	44,063
	Bank of New York Mellon Corp.	1,513,900	38,968
	Marsh & McLennan Cos., Inc.	1,832,945	35,431
	Morgan Stanley	1,420,085	28,728
	Ace Ltd.	634,600	27,707
	Hudson City Bancorp, Inc.	2,268,700	26,317
	Charles Schwab Corp.	1,573,600	21,385
	The Chubb Corp.	315,880	13,450
	KeyCorp	1,815,682	13,218
	U.S. Bancorp	690,081	10,241
	Aon Corp.	246,800	9,144
	Unum Group	625,800	8,861
	BB&T Corp.	402,040	7,956
	SunTrust Banks, Inc.	553,000	6,780
	State Street Corp.	259,700	6,043
	Discover Financial Services	843,466	6,031
*	Reinsurance Group of America, Inc.	159,635	5,688
	Progressive Corp. of Ohio	450,400	5,472
	Lincoln National Corp.	337,724	5,110
	The Goldman Sachs Group, Inc.	54,206	4,376
	Genworth Financial Inc.	1,742,500	4,043
	Prudential Financial, Inc.	146,900	3,783
	Comerica, Inc.	217,700	3,627
*	Conseco, Inc.	1,515,500	3,531
	Simon Property Group, Inc. REIT	74,100	3,185
	Vornado Realty Trust REIT	57,200	2,906
	Assurant, Inc.	109,952	2,903
	Plum Creek Timber Co. Inc. REIT	91,100	2,803
	Host Hotels & Resorts Inc. REIT	431,699	2,323
	American Financial Group, Inc.	134,456	2,283
	Federated Investors, Inc.	106,200	2,073
*,^	The St. Joe Co.	84,800	2,039
	Hospitality Properties Trust REIT	141,100	1,894
	Annaly Capital Management Inc. REIT	105,700	1,600
	BOK Financial Corp.	42,900	1,600

	Marshall & Ilsley Corp.	276,500	1,579
	Capitol Federal Financial	36,300	1,503
	Developers Diversified Realty Corp. REIT	292,934	1,406
	Liberty Property Trust REIT	61,545	1,231
	CapitalSource Inc. REIT	329,000	1,198
	M & T Bank Corp.	29,700	1,156
	Health Care Inc. REIT	29,200	1,104
	Equity Residential REIT	46,100	1,103
	Northern Trust Corp.	15,200	874
	Apartment Investment & Management Co. Class A REIT	80,843	719
	HCP, Inc. REIT	28,800	672
	Loews Corp.	25,326	618
	Boston Properties, Inc. REIT	13,200	572
	Raymond James Financial, Inc.	29,400	544
	American Capital Ltd.	142,800	408
	Duke Realty Corp. REIT	37,400	344
	Huntington Bancshares Inc.	104,900	302
	Washington Mutual, Inc.	5,856,328	234
	UDR, Inc. REIT	18,682	219
	Banco Santander SA ADR	15,933	125
	Avalonbay Communities, Inc. REIT	1,203	62
	Fifth Third Bancorp	10,611	25

			2,795,666
Health Care (15.4%)
	Wyeth	19,227,500	826,206
	Bristol-Myers Squibb Co.	38,321,000	820,453
	Pfizer Inc.	42,752,700	623,334
*	WellPoint Inc.	9,214,800	381,953
	Quest Diagnostics, Inc.	7,246,800	357,630
	Johnson & Johnson	6,155,320	355,100
	Baxter International, Inc.	3,345,300	196,202
	Merck & Co., Inc.	3,854,400	110,043
	UnitedHealth Group Inc.	2,866,300	81,202
	Medtronic, Inc.	1,837,700	61,545
	Eli Lilly & Co.	1,347,800	49,626
	Covidien Ltd.	1,271,377	48,745
	Schering-Plough Corp.	2,640,400	46,365
	Abbott Laboratories	747,600	41,447
*	Thermo Fisher Scientific, Inc.	998,300	35,869
*	Amgen Inc.	411,320	22,561
	AmerisourceBergen Corp.	193,300	7,021
*	Zimmer Holdings, Inc.	155,400	5,656
*	Cephalon, Inc.	62,200	4,801
*	Community Health Systems, Inc.	216,500	4,035
	Omnicare, Inc.	84,900	2,374
*	King Pharmaceuticals, Inc.	123,100	1,076
*	Lincare Holdings, Inc.	41,500	998
*	Forest Laboratories, Inc.	1,600	40

			4,084,282
Industrials (11.8%)
	Illinois Tool Works, Inc.	16,025,700	523,399

	Honeywell International Inc.	15,629,700	512,811
[1]	ITT Industries, Inc.	10,267,500	464,912
	General Electric Co.	38,004,910	461,000
[1]	Cooper Industries, Inc. Class A	15,669,800	421,674
	United Parcel Service, Inc.	1,917,380	81,470
	The Boeing Co.	1,579,400	66,824
	Republic Services, Inc. Class A	2,419,772	62,575
	United Technologies Corp.	1,248,300	59,906
	Parker Hannifin Corp.	1,509,250	57,669
	Dover Corp.	1,942,600	54,937
	Deere & Co.	1,577,000	54,785
	Raytheon Co.	969,700	49,086
	Pitney Bowes, Inc.	2,021,300	44,994
	Northrop Grumman Corp.	875,121	42,111
	Tyco International, Ltd.	1,740,375	36,583
	ABB Ltd. ADR	2,108,280	27,513
*	Corrections Corp. of America	1,618,000	22,296
	PACCAR, Inc.	707,400	18,668
	General Dynamics Corp.	274,500	15,572
	Norfolk Southern Corp.	341,900	13,115
	Embraer-Empresa Brasileira de Aeronautica SA ADR	845,000	12,734
	Waste Management, Inc.	359,272	11,206
	Goodrich Corp.	173,500	6,708
	Cummins Inc.	257,500	6,175
*	Shaw Group, Inc.	167,300	4,651
	Caterpillar, Inc.	42,600	1,314

			3,134,688
Information Technology (11.0%)
	International Business Machines Corp.	8,937,650	819,136
	Hewlett-Packard Co.	17,709,350	615,400
	Intel Corp.	33,947,900	437,928
	Microsoft Corp.	10,916,800	186,677
	Nokia Corp. ADR	13,687,500	167,946
*	Oracle Corp.	8,229,260	138,498
*	Cisco Systems, Inc.	8,377,560	125,412
	CA, Inc.	3,577,228	64,354
	Analog Devices, Inc.	3,057,200	61,083
*	Google Inc.	147,400	49,899
*	eBay Inc.	3,901,000	46,890
	Applied Materials, Inc.	4,777,100	44,761
*	Symantec Corp.	2,785,100	42,696
	Tyco Electronics Ltd.	2,148,278	30,420
	Visa Inc.	521,900	25,756
*	Alcatel-Lucent ADR	8,075,200	15,908
	Texas Instruments, Inc.	1,059,000	15,832
*	Western Digital Corp.	472,900	6,942
*	Computer Sciences Corp.	182,700	6,731
*	Ingram Micro, Inc. Class A	430,100	5,277
	Xilinx, Inc.	136,000	2,292
*	Lexmark International, Inc.	67,500	1,598
*	NCR Corp.	66,400	833

*	Synopsys, Inc.	18,800	348

			2,912,617
Materials (1.7%)
	E.I. du Pont de Nemours & Co.	7,084,900	162,669
	Air Products & Chemicals, Inc.	1,745,400	87,794
	Ball Corp.	1,847,263	70,824
	Rohm & Haas Co.	548,100	30,250
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,176,701	29,582
	Praxair, Inc.	379,740	23,642
	Eastman Chemical Co.	301,900	7,834
	United States Steel Corp.	189,500	5,691
	Alcoa Inc.	688,400	5,363
	FMC Corp.	119,200	5,319
	Dow Chemical Co.	370,600	4,295
	Lubrizol Corp.	110,899	3,784
	Cliffs Natural Resources Inc.	157,100	3,640
	Reliance Steel & Aluminum Co.	83,600	1,850
	Terra Industries, Inc.	22,943	470
	Celanese Corp. Series A	9,675	103
	Nucor Corp.	2,100	86
	Sonoco Products Co.	1,500	34

			443,230
Telecommunication Services (5.7%)
	Verizon Communications Inc.	25,957,454	775,349
	AT&T Inc.	29,537,821	727,221
	Windstream Corp.	753,000	6,536
	Embarq Corp.	54,468	1,946
	CenturyTel, Inc.	48,600	1,319
	FairPoint Communications, Inc.	464,249	1,267
*	U.S. Cellular Corp.	3,300	139

			1,513,777
Utilities (8.6%)
	Entergy Corp.	6,718,100	512,994
	Dominion Resources, Inc.	12,508,900	440,063
	Duke Energy Corp.	24,025,400	363,985
	Exelon Corp.	5,031,035	272,783
[1]	CenterPoint Energy Inc.	19,232,800	257,335
	Constellation Energy Group, Inc.	8,558,900	225,099
	American Electric Power Co., Inc.	2,857,000	89,567
	FPL Group, Inc.	695,100	35,832
	FirstEnergy Corp.	273,700	13,682
	Public Service Enterprise Group, Inc.	363,100	11,463
	Southern Co.	341,464	11,422
	Sempra Energy	215,100	9,430
	DTE Energy Co.	200,800	6,928
	ONEOK, Inc.	229,800	6,715
	Questar Corp.	185,900	6,317
	Energen Corp.	169,600	4,954
	CMS Energy Corp.	260,900	3,065
	Pepco Holdings, Inc.	145,400	2,589
	NSTAR	53,300	1,803

Alliant Energy Corp.	55,200	1,591
Pinnacle West Capital Corp.	26,800	897
Edison International	20,490	667

	NiSource, Inc.			56,600	548
*	Dynegy, Inc.			251,000	530
	PG&E Corp.			12,800	495
	TECO Energy, Inc.			4,225	51

					2,280,805
Total Common Stocks (Cost $32,484,377)					24,939,503
		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (5.7%)
Money Market Fund (5.4%)
[3,4]	Vanguard Market Liquidity Fund	0.780%		1,439,886,801	1,439,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (0.3%)
[5,6]	Federal Home Loan Bank	2.574%	2/27/09	25,000	24,996
[5,6]	Federal Home Loan Mortgage Corp.	1.204%	2/23/09	31,500	31,496
[5,6]	Federal Home Loan Mortgage Corp.	0.320%	4/27/09	10,000	9,991
[5,6]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	10,000	9,991
[5,6]	Federal National Mortgage Assn.	2.289%	2/24/09	4,000	4,000

					80,474
Total Temporary Cash Investments (Cost $1,520,275)					1,520,361
Total Investments (99.7%) (Cost $34,004,652)					26,459,864
Other Assets and Liabilities-Net (0.3%)[4]					76,045
Net Assets (100%)					26,535,909

*				Non-income-producing security.
^				Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,150,000.
1				Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2				Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3				Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4				Includes $4,509,000 of collateral received for securities on loan.
5				The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
6				Securities with a value of $80,474,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At January 31, 2009, the cost of investment securities for tax purposes was $34,004,652,000. Net unrealized depreciation of investment securities for tax purposes was $7,544,788,000, consisting of unrealized gains of $3,411,302,000 on securities that had risen in value since their purchase and $10,956,090,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 95.9% and 3.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2009, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	1,370	281,706	(17,148)
E-mini S&P 500 Index	5,527	227,298	(13,946)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

		Current Period Transactions
	October 31, 2008		Proceeds from		January 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	215,552	6,513	-	3,415	257,335
Cooper Industries, Inc. Class A	393,823	78,395	1,194	3,289	421,674
ITT Industries, Inc.	406,361	46,399	-	1,657	464,912
Service Corp. International	173,053	-	-	1,003	114,114
Sherwin-Williams Co.	402,433	-	219,248	1,971	NA¹
Spectra Energy Corp.	625,076	-	-	8,084	469,211
Wyndham Worldwide Corp.	145,592	4,789	-	731	114,968

	2,361,890			20,150	1,842,214

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

¹At January 31, 2009, the security is still held but the issuer is no longer an affiliated company of the fund.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	26,379,156	(31,094)
Level 2- Other significant observable inputs	80,708	-
Level 3- Significant unobservable inputs	-	-
Total	26,459,864	(31,094)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	March 23, 2009

VANGUARD WINDSOR FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	March 23, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.